Interest in joint ventures	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Interest in joint ventures

Note	7 | Interest in joint ventures

The Company’s interests in joint ventures as of December 31, 2023 and 2022 are as follow:

Percentage interest held in capital stock and votes		Corporate purpose	Legal address	Equity attributable to the owners		(Loss) Income from interest in joint ventures
				12.31.23	12.31.22	12.31.23	12.31.22	12.31.21

SACME	50.00%	Control of the operation of both the electric power generation and transmission in the GBA	Av. España 3251, CABA	57	66	(10)	(17)	12